  YieldMax TSM Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 5.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $420.00	$16,170,000	400	$192,000
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $400.00	25,306,050	626	831,015
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $397.50	43,012,200	1,064	1,572,060
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $392.50	19,444,425	481	868,205
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $430.01	103,932,675	2,571	2,265,282
			5,728,562

TOTAL PURCHASED OPTIONS (Cost $9,772,142)			5,728,562

SHORT-TERM INVESTMENTS - 101.5%
Money Market Funds - 3.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,333,801	3,333,801

U.S. Treasury Bills - 98.3%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$12,500,000	12,496,255
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		19,531,000	19,470,286
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		20,500,000	20,347,336
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		26,424,000	26,068,217
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		24,728,000	24,214,658
			102,596,752

TOTAL SHORT-TERM INVESTMENTS (Cost $105,922,689)			105,930,553

TOTAL INVESTMENTS - 107.0% (Cost $115,694,831)			$111,659,115
Liabilities in Excess of Other Assets - (7.0)%			(7,309,905)
TOTAL NET ASSETS - 100.0%			$104,349,210

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $15,544,628.

  YieldMax TSM Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (13.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.9)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $410.00	$(16,170,000)	(400)	$(332,000)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $390.00	(25,306,050)	(626)	(1,237,915)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $387.50	(43,012,200)	(1,064)	(2,306,220)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $382.50	(19,444,425)	(481)	(1,225,348)
			(5,101,483)

Put Options - (8.2)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $430.01	(103,932,675)	(2,571)	(8,566,032)

TOTAL WRITTEN OPTIONS (Premiums received $10,573,110)			$(13,667,515)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.